Person Signing this Report on Behalf of Reporting Manager:

Name:		Daniel P. Moran
Title:	VP Operations
Phone:	314-997-1277
Signature, Place, and Date of Signing:

	Daniel P. Moran		St Louis MO		September 30, 2007

Report Type (Check only one.):

[x ]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	124

Form 13F Information Table Value Total:	$462,297






List of Other Included Managers:

  No.	13F File Number	Name

Security
Type
Cusip
Market
Value
Quantity
Mgrs
Sole
Voting
Authority
Shared
None
A T & T Corp. Liberty Media Convertible Mortgage Backed Bonds
CONV
530715AG6
370
574000

50000

524000
A T & T Inc.
COM
00206R102
12,875
304291

95471

208820
Activision Inc.
COM
004930202
5,340
247355

68320

179035
Adobe Systems Inc.
COM
00724F101
14,109
323154

104190

218964
Advanced Photonix Inc  Class A
COM
00754E107
33
15800

1800

14000
Airtran Holdings Inc. Convertible Notes
CONV
00949PAB4
339
300000

0

300000
Alltel Corporation
COM
020039103
378
5421

3691

1730
Amer Oriental Bioengineering
COM
028731107
180
16165

2290

13875
America Movil SAB DE CV Sponsor ADR
COM
02364W105
13,688
213877

69935

143942
Amgen Incorporated
COM
031162100
547
9673

5688

3985
Apple Inc
COM
037833100
14,915
97138

32458

64680
Aqua America Inc.
COM
03836w103
608
26787

14913

11874
Automatic Data Processing
COM
053015103
637
13878

6868

7010
Avery Dennison Corp.
COM
053611109
808
14178

5908

8270
Bank Of America Corporation
COM
060505104
1,074
21361

9083

12278
Bankunited Capital Trust Convertible Contingent Bonds
CONV
06652BAE3
418
530000

0

530000
Becton Dickinson
COM
075887109
850
10355

4705

5650
Biogen Idec Inc
COM
09062x103
12,364
186405

52815

133590
Burlington Northern Santa Fe Inc.
COM
12189T104
470
5795

920

4875
Business Objects ADR
COM
12328X107
6,901
153790

43820

109970
Canadian National Railway Co.
COM
136375102
829
14515

4930

9585
Capital One Financial Corp.
COM
14040H105
454
6829

4054

2775
Celgene Corp.
COM
151020104
15,339
215108

67836

147272
Chesapeake Energy Corp.
COM
165167107
964
27338

8498

18840
Chevron Corporation
COM
166764100
381
4072

4072

0
Cisco Systems Inc.
COM
17275R102
13,410
405022

140142

264880
Citigroup Inc.
COM
172967101
981
21011

8576

12435
Coca-Cola Company
COM
191216100
573
9970

1150

8820
Colgate Palmolive Co.
COM
194162103
482
6755

3115

3640
Commerce Bancshares Inc.
COM
200525103
243
5290

5290

0
ConocoPhillips
COM
20825C104
329
3747

1747

2000
Conseco Inc  Convertible Step-Down Notes
CONV
208464BH9
495
540000

65000

475000
CVS/Caremark Corporation
COM
126650100
13,809
348457

110041

238416
Devon Energy Convertible Unsecured Notes
CONV
25179MAB9
2,519
1450000

0

1450000
Distributed Energy Systems
COM
25475v104
14
17000

0

17000
Ebay Inc.
COM
278642103
8,042
206100

58190

147910
EMC Corp. Convertible Senior Note
CONV
268648AM4
357
250000

0

250000
EMC Corporation Mass
COM
268648102
15,490
744720

232648

512072
Emerson Electric Co
COM
291011104
1,117
20983

15617

5366
EOG Resources Inc.
COM
26875p101
1,070
14790

4715

10075
Express Scripts Inc
COM
302182100
3,770
67535

19210

48325
Exxon Mobil Corporation
COM
30231G102
393
4250

3707

543
Fairfax Financial Holdings Ltd Convertible Senior Notes
CONV
303901AL6
486
400000

0

400000
Fedex Corporation
COM
31428x106
792
7558

2468

5090
Fiserv Inc
COM
337738108
713
14020

4650

9370
Fisher Scientific International Inc  Convertible Unsecured Notes
CONV
338032AX3
546
350000

50000

300000
FMC Technologies Inc
COM
30249U101
8,586
148915

42385

106530
Franklin Resources Inc
COM
354613101
483
3787

2087

1700
Furmanite Corporation
COM
361086101
102
11200

0

11200
GameStop Corporation Class A
COM
36467W109
8,928
158435

44335

114100
General Electric Company
COM
369604103
422
10202

7452

2750
Goldcorp Inc New
COM
380956409
211
6900

900

6000
Goldman Sachs Group Inc.
COM
38141G104
8,449
38981

11501

27480
Google Inc. Class A
COM
38259p508
14,648
25822

8350

17472
Grupo TMM SA- Sponsored ADR A
COM
40051D105
158
50000

0

50000
Harley-Davidson Inc
COM
412822108
379
8200

4695

3505
Hartford Fincl Services Group
COM
416515104
872
9423

3288

6135
Hershey Foods Inc.
COM
427866108
264
5680

3525

2155
Hewlett-Packard Company
COM
428236103
13,268
266472

84340

182132
Hill International Inc
COM
431466101
146
16171

2250

13921
Hurco Companies Inc.
COM
447324104
215
3981

550

3431
Intuitive Surgical Inc.
COM
46120e602
11,522
50097

16293

33804
iShares DJ Select Dividend Index Fund
ETF
464287168
448
6460

6460

0
ISHARES IBOXX Investment Grade Corp Bd Fd
ETF
464287242
201
1910

1910

0
iShares Lehman 1-3YR Treasury Bond Fund
ETF
464287457
506
6225

6225

0
iShares Morningstar Large Growth Index
ETF
464287119
560
7712

7712

0
iShares Morningstar Small Value Indx Fd
ETF
464288703
204
2590

2590

0
iShares MSCI EAFE Index Fund
ETF
464287465
2,418
29289

25479

3810
iShares Russell 2000 Index Fund
ETF
464287655
1,134
14162

10562

3600
Jacobs Engineering
COM
469814107
13,578
179645

50595

129050
Janus Capital Group Inc.
COM
47102X105
10,559
373360

105520

267840
Johnson & Johnson
COM
478160104
1,194
18172

7252

10920
Juniper Networks, Inc.
COM
48203R104
12,815
350045

98660

251385
Kellwood Company Convertible Step-Up Notes
CONV
488044AF5
182
200000

0

200000
Kohls Corporation
COM
500255104
491
8565

2140

6425
Liberty Media Corporation Convertible Notes
CONV
530715AL5
155
267000

25000

242000
Mad Catz Interactive Inc.
COM
556162105
35
28463

3063

25400
Magna Entertainment Corporation  Convertible Unsecured Notes
CONV
559211AD9
223
250000

0

250000
Magnetek Inc.
COM
559424106
55
11400

1400

10000
Manitowoc Company Inc.
COM
563571108
6,183
139631

39710

99921
McDonalds Corp.
COM
580135101
477
8750

2630

6120
Medco Health Solutions Inc.
COM
58405u102
13,646
150964

42344

108620
Medtronic Inc  Convertible Contingent Debentures Series B
CONV
585055AD8
685
690000

50000

640000
Met Pro Corp
COM
590876306
173
10676

1033

9643
Microsoft Corporation
COM
594918104
696
23622

11907

11715
Microtek Medical Holdings, Inc.
COM
59515b109
99
15970

2250

13720
Monsanto Company
COM
61166W101
18,241
212753

68514

144239
Mueller Water Products Inc  Class B
COM
624758207
123
11200

1200

10000
National Oilwell Varco Inc
COM
637071101
8,664
59960

18235

41725
Newpark Resources Inc.
COM
651718504
63
11800

800

11000
Nextel Communications Senior Convertible Notes
CONV
65332VAY9
655
657000

80000

577000
Noram Energy Corporation Convertible Sub. Debentures
CONV
655419AC3
2,685
2684550

101000

2583550
Nordstrom Inc
COM
655664100
441
9405

3455

5950
Nvidia Corp.
COM
67066G104
8,375
231112

65227

165885
Oracle Corporation
COM
68389X105
398
18367

6542

11825
Orbit International Corp.
COM
685559304
93
10062

1437

8625
Paccar Inc
COM
693718108
242
2840

915

1925
Parker-Hannifin Corp
COM
701094104
660
5899

2684

3215
Pepsico Inc.
COM
713448108
1,018
13897

4552

9345
PHC Inc. Class A
COM
693315103
78
27350

3850

23500
Praxair Inc
COM
74005P104
13,332
159167

49309

109858
Precision Castparts Corp.
COM
740189105
16,439
111092

35252

75840
Price T Rowe Group
COM
74144T108
13,528
242908

76951

165957
Procter & Gamble Co.
COM
742718109
1,233
17528

7713

9815
Research in Motion Limited
COM
760975102
16,607
168518

52284

116234
Rohm & Haas Co.
COM
775371107
1,052
18895

7620

11275
Royal Bank of Canada
COM
780087102
282
5095

2345

2750
Schering Plough Corporation
COM
806605101
8,424
266500

92069

174431
Schlumberger Ltd.
COM
806857108
13,507
128641

40655

87986
Smith Intl. Inc.
COM
832110100
13,303
186310

58826

127484
St. Jude Medical Inc. Convertible Contingent Notes
CONV
790849AB9
315
317000

41000

276000
Starbucks Corporation
COM
855244109
470
17949

12084

5865
Synergetics USA Inc.
COM
87160g107
41
10500

0

10500
Target Corporation
COM
87612E106
1,083
17032

6757

10275
Technology Investment Capital Corp.
ETF
878717305
242
18085

18085

0
Thermo Fisher Scientific Inc
COM
883556102
12,183
211066

69034

142032
Toronto Dominion Bank
COM
891160509
210
2740

0

2740
Trans-Lux Corporation
COM
893247106
85
16226

0

16226
Transocean Inc.
COM
G90078109
459
4060

1125

2935
Unitedhealth Group Inc.
COM
91324p102
511
10553

6903

3650
Versar Inc.
COM
925297103
149
19350

1750

17600
Walgreen Co.
COM
931422109
802
16968

6113

10855
WPCS International Inc.
COM
92931l203
110
10600

1300

9300
Yellow Roadway Corp. Contingent Senior Note
CONV
985577AA3
322
300000

0

300000